Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares subject to option
Beginning Balance (shares)	407,905
Granted (shares)	0	0	0
Exercised (shares)	(397,291)
Canceled/Expired (shares)	(10,614)
Ending Balance (shares)	0	407,905
Weighted-average exercise price
Beginning Balance (usd per share)	$ 22.03
Granted (usd per share)	0
Exercised (usd per share)	22.03
Canceled/Expired (usd per share)	22.03
Ending Balance (usd per share)	$ 0	$ 22.03
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	0 years	1 month 6 days
Options exercisable (shares)		407,905	2,335,238
Options exercisable, Weighted-average exercise price (usd per share)		$ 22.03	$ 23.99